UST MASTER VARIABLE SERIES, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
EQUITY PORTFOLIO
DECEMBER 31, 1995

                                                           NUMBER      MARKET
                                                             OF         VALUE
                                                           SHARES     (NOTE 1)
                                                           ------   ------------
COMMON STOCKS-101.40%

                              BIOTECHNOLOGY-3.87%

Medtronic, Inc. .....................................       1,400   $    78,225
                                                                    -----------

                          BROADCAST - RADIO & TV-3.05%

Capital Cities ABC, Inc. ............................         500        61,687
                                                                    -----------

                                BROKERAGE-2.99%

Charles Schwab Corp. ................................       3,000        60,375
                                                                    -----------

                                 CHEMICAL-3.95%

Idexx Laboratories, Inc.+ ...........................       1,700        79,900
                                                                    -----------

                           COMMERCIAL SERVICES-3.38%

CUC International, Inc.+ ............................       2,000        68,250
                                                                    -----------

                          COMMUNICATION SERVICES-3.71%

America Online, Inc.+ ...............................       2,000        75,000
                                                                    -----------

                         COMPUTER - PERIPHERALS-12.54%

Compaq Computer Corp.+ ..............................       1,300        62,400
EMC Corp/Mass.+ .....................................       2,500        38,438
Microsoft Corp.+ ....................................         700        61,425
Sun Microsystems, Inc.+ .............................       2,000        91,250
                                                                    -----------
                                                                        253,513
                                                                    -----------

                           COMPUTER - SOFTWARE-15.90%

Cisco Systems, Inc.+ ................................      1,100         82,088
First Data Corporation ..............................      1,110         74,231
Intuit, Inc.+ .......................................      1,200         93,600
Netscape Communications Corporation+ ................        100         13,900
Sybase, Inc.+ .......................................      1,600         57,600
                                                                    -----------
                                                                        321,419
                                                                    -----------

                            CONSUMER PRODUCTS-2.94%

Coca Cola Company ...................................        800         59,400
                                                                    -----------

                               ELECTRONICS-6.80%

Intel Corp. .........................................       1,100        62,425
Micron Technology Corp. .............................         600        23,775
Motorola, Inc. ......................................         900        51,300
                                                                    -----------
                                                                        137,500
                                                                    -----------

                         ENTERTAINMENT & LEISURE-1.75%

The Walt Disney Co. .................................         600        35,400
                                                                    -----------

                            FINANCIAL SERVICES-6.36%

Citicorp ............................................       1,000        67,250
Merrill Lynch & Co., Inc. ...........................       1,200        61,200
                                                                    -----------
                                                                        128,450
                                                                    -----------

                            GOVERNMENT AGENCY-3.69%

Federal National Mortgage Association ...............         600        74,475
                                                                    -----------

                                INSURANCE-4.21%

United Healthcare Corp. .............................       1,300        85,150
                                                                    -----------

                             PHARMACEUTICALS-3.43%

Pfizer, Inc. ........................................       1,100        69,300
                                                                    -----------

                          PUBLISHING & PRINTING-2.75%

News Corp., Ltd., ADR ...............................       2,600        55,575
                                                                    -----------

                           RETAIL - SPECIALTY-12.10%

Autozone, Inc.+ .....................................       2,200        63,525
Gillette Co. ........................................       1,200        62,550
Home Depot, Inc. ....................................       1,400        67,025
Wal-Mart Stores, Inc. ...............................       2,300        51,462
                                                                    -----------
                                                                        244,562
                                                                    -----------

                       TELECOMMUNICATION EQUIPMENT-7.98%

Ascend Communications, Inc.+ .......................        1,350       109,519
Tellabs, Inc.+ .....................................        1,400        51,800
                                                                    -----------
                                                                        161,319
                                                                    -----------

TOTAL COMMON STOCKS
  (COST $1,558,893) .................................                 2,049,500
                                                                    -----------

                                                        PRINCIPAL
                                                          VALUE
                                                        ---------

SHORT-TERM DEBT-0.49%

Associates Corp. of North America Master
  Note Agreement, 5.708% ............................      $5,000         5,000
General Electric Co. Master Note
  Agreement, 5.700% .................................       5,000         5,000
                                                                    -----------
                                                                         10,000
                                                                    -----------

TOTAL SHORT-TERM DEBT
 (Cost $10,000) .....................................                    10,000
                                                                    -----------

TOTAL INVESTMENTS
 (Cost $1,568,893*) .................................      101.89%    2,059,500

Other assets, less liabilities ......................       (1.89)      (38,231)
                                                           ------   -----------

TOTAL NET ASSETS ....................................      100.00%  $ 2,021,269
                                                           ======   ===========

----------------
* Aggregate cost for Federal income tax purposes.
+ Non-income producing security.

                       See notes to financial statements.

UST MASTER VARIABLE SERIES, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
EARLY LIFE CYCLE PORTFOLIO
DECEMBER 31, 1995

                                                       NUMBER           MARKET
                                                         OF              VALUE
                                                       SHARES          (NOTE 1)
                                                       ------          --------
COMMON STOCKS-94.71%

                                AEROSPACE-2.46%

BE Aerospace, Inc.+ ................................     3,000          $ 31,875
                                                                        --------

                       AUTOMOTIVE PARTS & ACCESSORIES-1.77%

Exide Corp. ........................................       500            22,937
                                                                        --------

                          BROADCAST - RADIO & TV-1.59%

Westcott Communications, Inc.+......................     1,500            20,625
                                                                        --------

                           COMPUTER - SOFTWARE-18.55%

Adobe Systems, Inc. ................................       500            31,000
Activision, Inc.+...................................     1,600            17,600
Cerner Corporation+.................................     1,000            20,500
Informix Corp.+ ....................................     1,400            42,000
Intersolv, Inc.+....................................     1,900            24,482
Phoenix Technologies, Ltd.+.........................     2,000            31,500
Pyxis Corporation+..................................     1,800            26,325
Spectrum Holobyto, Inc.+............................     2,200            14,300
System Software Associates, Inc ....................     1,500            32,625
                                                                        --------
                                                                         240,312
                                                                        --------

                            CONSUMER PRODUCTS-3.60%

Goodmark Foods, Inc. ...............................     1,400            24,850
Pepsi-Cola Puerto Rico
 Bottling Co., Class "B" ...........................     1,900            21,850
                                                                        --------
                                                                          46,700
                                                                        --------

                               ELECTRONICS-12.65%

Allen Group, Inc. ..................................       900            20,137
Cyrix Corporation+ .................................       400             9,200
Franklin Electronic Publishers, Inc.+ ..............     1,000            29,500
Perceptron, Inc.+ ..................................     1,800            40,050
Recoton Corporation+ ...............................     1,000            18,750
SDL, Inc.+ .........................................       900            21,600
Teleflex, Inc. .....................................       600            24,600
                                                                        --------
                                                                         163,837
                                                                        --------

                            FINANCIAL SERVICES-7.41%

AmeriCredit Corp.+ .................................     2,000            27,250
First American Corp., Tennessee ....................       800            37,900
National Auto Credit, Inc.+.........................     1,900            30,875
                                                                        --------
                                                                          96,025
                                                                        --------

                              HOME APPLIANCE-1.48%

Juno Lighting, Inc. ................................     1,200            19,200
                                                                        --------

                      HOSPITAL SERVICES & SUPPLIES-4.21%

Allied Healthcare Products, Inc. ...................     1,300            20,800
Veterinary Centers of America+......................     2,000            33,750
                                                                        --------
                                                                          54,550
                                                                        --------

                              INSURANCE-6.27%

Capsure Holdings Corp.+.............................     2,000          $ 35,250
Home State Holdings, Inc.+..........................     1,400            12,994
Integon Corp./Del...................................     1,600            33,000
                                                                        --------
                                                                          81,244
                                                                        --------

                              MACHINERY-4.28%

ASYST Technologies, Inc.+...........................       700            24,675
Lindsay Manufacturing Co.+..........................       800            30,800
                                                                        --------
                                                                          55,475
                                                                        --------

                              MANUFACTURING-6.76%

Harmon Industries, Inc. ............................     1,200            18,900
Recovery Engineering, Inc.+ ........................     1,900            28,975
Stimsonite Corp.+ ..................................     2,000            19,000
TriMas Corp ........................................     1,100            20,762
                                                                        --------
                                                                          87,637
                                                                        --------

                         MEDICAL - BIOTECHNOLOGY-2.81%

Pharmacopeia, Inc.+ ................................     1,500            36,375
                                                                        --------

                             MEDICAL SUPPLIES-9.82%

Benson Eyecare Corp.+ ..............................     2,900            26,100
Physician Reliance Network, Inc.+ ..................     1,100            43,725
Sunrise Med, Inc.+ .................................       700            12,950
Thermedics, Inc.+ ..................................     1,600            44,400
                                                                        --------
                                                                         127,175
                                                                        --------

                             OIL - PRODUCTION-1.40%

Snyder Oil Corp. ...................................     1,500            18,188
                                                                        --------

                             PHARMACEUTICALS-1.99%

Ligand Pharmaceuticals-Class B+.....................     2,400            25,800
                                                                        --------

                            RETAIL - SPECIALTY-1.80%

Renters Choice, Inc.+..............................      1,700            23,375
                                                                        --------

                              STEEL & IRON-1.21%

Steel of West Virginia, Inc.+......................      1,700            15,725
                                                                        --------

                     TELECOMMUNICATION EQUIPMENT-1.58%

Metricom, Inc.+....................................      1,500            20,438
                                                                        --------

------------
+Non-income producing security.

                      See notes to financial statements.

UST MASTER VARIABLE SERIES, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - (Continued)
EARLY LIFE CYCLE PORTFOLIO
December 31, 1995

                                                         NUMBER       MARKET
                                                           OF          VALUE
                                                         SHARES      (NOTE 1)
                                                         ------     ----------
COMMON STOCKS--Continued

                             TRANSPORTATION--3.07%
Air Express International..........................      1,000       $   23,000
Skywest, Inc.......................................      1,300           18,738
                                                                     ----------
                                                                         39,738
                                                                     ----------

  TOTAL COMMON STOCK
    (Cost $1,091,484) .............................                   1,227,231
                                                                     ----------

                                                                       MARKET
                                                       PRINCIPAL       VALUE
                                                         VALUE        (NOTE 1)
                                                       ---------      --------
SHORT-TERM DEBT--6.33%
Associate Corp. of North America Master
 Note Agreement, 5.708% ...........................     $42,000      $   42,000
General Electric Co. Master Note
 Agreement, 5.700% ................................      40,000          40,000
                                                                     ----------
                                                                         82,000
                                                                     ----------

  TOTAL SHORT-TERM DEBT
  (Cost $82,000) ..................................                      82,000
                                                                     ----------

  TOTAL INVESTMENTS
  (Cost $1,173,484*) ..............................      101.04%      1,309,231

Other assets, less liabilities ....................       (1.04)        (13,467)
                                                         ------      ----------

TOTAL NET ASSETS ..................................      100.00%     $1,295,764
                                                         ======      ==========

*Aggregate cost for Federal income tax purposes.


                       See notes to financial statements.

UST MASTER VARIABLE SERIES, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
INTERMEDIATE-TERM MANAGED INCOME PORTFOLIO
DECEMBER 31, 1995

                                                                        MARKET
                                                        NUMBER           VALUE
                                                      OF SHARES        (NOTE 1)
                                                      ----------      ----------
REGISTERED INVESTMENT COMPANIES-2.83%

Fidelity Investments Money Market Fund
  (Cost $30,264)..................................      30,264        $   30,264
                                                                      ----------
                                                      PRINCIPAL
                                                        VALUE
                                                      ---------
BONDS-94.07%

                  U.S. GOVERNMENT & AGENCY OBLIGATIONS-72.07%

Federal Home Loan Bank, 7.590%
 due 05/20/04.....................................    $100,000           111,231
Federal National Mortgage Assoc.
 7.550%, due 06/10/04.............................     225,000           235,029
U.S. Treasury Note, 7.250%, due 02/15/98..........     150,000           156,000
U.S. Treasury Note, 7.500%, due 10/31/99..........     250,000           268,515
                                                                      ----------
                                                                         770,775
                                                                      ----------

                             CORPORATE BONDS-22.00%

Abbot Labs Note, 5.600%, due 10/01/03 ............      50,000            49,283
Bank of New York, Inc., 7.625%,
 due 07/15/02 ....................................      50,000            54,149
Emerson Electric Co., 6.300%, due 11/01/05 .......      50,000            51,420
Ford Motor Credit, 7.750%, due 03/15/05 ..........      50,000            55,278
J.C. Penney, Inc., 6.125%, due 11/15/03 ..........      25,000            25,091
                                                                      ----------
                                                                         235,221
                                                                      ----------

  TOTAL BONDS
   (Cost $936,582) ...............................                     1,005,996
                                                                      ----------
SHORT-TERM DEBT-9.35%
American Express Credit Corp., 5.616%,
 due 01/03/96 ....................................      50,000            50,000
General Electric Capital Corp., 5.907%,
 due 01/03/96 ....................................      50,000            50,000
                                                                      ----------

  TOTAL SHORT-TERM DEBT
   (Cost $100,000)................................                       100,000
                                                                      ----------

  TOTAL INVESTMENTS
   (Cost $1,066,846*).............................      106.25%        1,136,260

Other assets, less liabilities....................       (6.25)          (66,836)
                                                      --------        ----------

  TOTAL NET ASSETS................................      100.00%       $1,069,424
                                                      ========        ==========

---------------------
*Aggregate cost for Federal income tax purposes.

                      See notes to financial statements.

UST MASTER VARIABLE SERIES, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
MANAGED INCOME PORTFOLIO
DECEMBER 31, 1995

                                                                         MARKET
                                                     NUMBER               VALUE
                                                   OF SHARES            (NOTE 1)
                                                   ----------         -----------
REGISTERED INVESTMENT COMPANIES-1.40%

Fidelity Investments Money Market Fund
 (Cost $14,940) ..............................        14,940          $    14,940
                                                                      -----------

                                                   PRINCIPAL
                                                     VALUE
                                                   ---------
BONDS-101.27%

                  U.S. GOVERNMENT & AGENCY OBLIGATIONS-63.83%

Federal National Mortgage Assoc., 8.500%,
 due 02/01/05 ................................     $ 100,000              108,997
Government National Mortgage Assoc.,
 Pool #371224, 8.000%, due 01/15/24 ..........       496,469              516,949
U.S. Treasury Note, 7.500%, due 10/31/99 .....        50,000               53,703
                                                                      -----------
                                                                          679,649
                                                                      -----------

                             CORPORATE BONDS-37.44%

Bank of New York, Inc., 7.625%,
 due 07/15/02 ................................        50,000               54,149
Emerson Electric Co., 6.300%, due 11/01/05 ...        50,000               51,420
Ford Motor Credit, 7.750%, due 03/15/05.......        50,000               55,278
General Electric Capital Corp., 7.500%,
 due 08/21/35 ................................        50,000               56,580
J.C. Penney, Inc., 6.125%, due 11/15/03 ......        50,000               50,181
McDonald's Corp., 7.050%, due 11/15/25 .......        25,000               25,690
Northern Illinois Gas Co., 7.260%,
 due 10/15/25 ................................        50,000               51,935
Northern States Power, 7.125%,
 due 07/01/25 ................................        50,000               53,452
                                                                        ---------
                                                                          398,685
                                                                        ---------
 TOTAL BONDS
  (Cost $1,016,866) ..........................                          1,078,334
                                                                        =========

SHORT-TERM DEBT-4.70%

Associates Corp. of North America
 Master Note Agreement, 5.708% ...............        50,000               50,000
                                                                      -----------

 TOTAL SHORT-TERM DEBT
  (Cost $50,000) .............................                             50,000
                                                                      -----------

 TOTAL INVESTMENTS
  (Cost $1,081,806*) .........................        107.37%           1,143,274

Other assets, less liabilities ...............         (7.37)             (78,473)
                                                      ------          -----------

  TOTAL NET ASSETS ...........................        100.00%         $ 1,064,801
                                                      ======          ===========

*Aggregate cost for Federal income tax purposes.

                      See notes to financial statements.

UST MASTER VARIABLE SERIES, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO
DECEMBER 31, 1995

                                                            NUMBER       MARKET
                                                              OF          VALUE
                                                            SHARES      (NOTE 1)
                                                            ------     ---------
COMMON STOCKS-91.29%

                                ARGENTINA-2.02%
Telecorn Argentina, ADR .............................        1,100     $   52,388
                                                                       ----------
                                AUSTRALIA-3.74%

Australia & New Zealand Bank
  Group, Ltd. .......................................       13,000         61,021
Mayne Nickliss, Ltd. ................................        8,000         35,706
                                                                       ----------
                                                                           96,727
                                                                       ----------
                                BRAZIL-2.98%

Telecommunications Brasileiras, SA, ADR .............        1,600         77,044
                                                                       ----------

                               FRANCE-6.88%

Cie Generale des Faux ...............................          455         45,488
Credit Local de France ..............................          500         40,079
Laferge-Coppee ......................................          676         43,612
Total, SA "B" Shares ................................          725         48,998
                                                                       ----------
                                                                          178,177
                                                                       ----------
                                GERNANY-7.22%

Bayer, A.G. .........................................          180         47,893
Mannesmann, A.G. ....................................          150         47,844
Preussag, A.G. ......................................          140         39,519
Veba, A.G. ..........................................        1,200         41,481
                                                                       ----------
                                                                          186,737
                                                                       ----------
                                HONG KONG-2.82%

Hutchinson Whampoa, Ltd. ............................       12,000         73,100
                                                                       ----------
                                  ITALY-2.19%

Fiat, SPA ...........................................       10,000         32,527
Telecom Italia, SPA .................................       15,500         24,133
                                                                       ----------
                                                                           56,660
                                                                       ----------
                               JAPAN-26.48%

Asahi Bank Limited ..................................        6,000         45,952
DDI Co. .............................................            5         38,778
Honshu Paper Co., Ltd. ..............................        6,000         36,761
Isetan Co. ..........................................        2,000         32,961
Kajima Co. ..........................................        4,000         39,553
Marubeni Co. ........................................        8,000         43,354
Matsushita Electric Industries ......................        3,000         48,860
Mitsubishi Estate Co. ...............................        4,000         50,024
Mitsubishi Heavy Industries, Ltd. ...................        6,000         47,871
NKK Corporation .....................................       16,000         43,121
Nippon Yusan ........................................        7,000         40,649
Nomura Securities Corp., Ltd. .......................        2,000         43,625
Ricch Co. ...........................................        4,000         43,819
Sakura Bank, Ltd. ...................................        3,000         38,099
Sumitomo Trust and Banking Co. ......................        3,000         42,462
Tokyo Broadcasting Systems ..........................        3,000         49,442
                                                                       ----------
                                                                          685,331
                                                                       ----------
                            MALAYSIA-1.66%

Telekorn Malaysia, Bhd ..............................        3,000         23,396
Tenaga Nasional, Bhd ................................        5,000         19,694
                                                                       ----------
                                                                           43,090
                                                                       ----------
                           NETHERLANDS-5.87%

Akzo Nobel NV .......................................          400         46,316
Koninklijke Ahold NV ................................        1,260         51,488
VNU-Verenigde Nederlandse
 Uitgevbedre NV .....................................          395         54,288
                                                                       ----------
                                                                          152,092
                                                                       ----------
                                SINGAPORE-2.40%

Development Bank of Singapore .......................        5,000         62,217
                                                                       ----------
                                  SPAIN-3.78%

Corporacion Bancaria de Espana, S.A .................        1,200         49,458
Telefonica de Espana, S.A ...........................        3,500         48,468
                                                                       ----------
                                                                           97,926
                                                                       ----------
                                  SWEDEN-3.46%

Astra AB, Class "A" .................................        1,650         65,978
Stora Kopparberg ....................................        2,000         23,540
                                                                       ----------
                                                                           89,518
                                                                       ----------
                               SWITZERLAND-6.83%

Alusuisse-Lonsa Holding A.G .........................           80         63,549
Nestle, S.A .........................................           45         49,904
Roche Holdings Genusscheine, NPV ....................            8         63,445
                                                                       ----------
                                                                          176,898
                                                                       ----------
                            UNITED KINGDOM-12.96%

BTR, PLC ............................................        9,000         45,978
British Telecommunications, PLC .....................        7,000         38,478
General Electric, PLC ...............................        9,000         49,612
Land Securities, PLC ................................        5,000         47,904
Marks & Spencer, PLC ................................        7,000         48,913
Prudential Co. ......................................        8,000         51,663
Shell Transport and Trading Co. .....................        4,000         52,919
                                                                       ----------
                                                                          335,357
                                                                       ----------
  TOTAL COMMON STOCK
    (Cost $2,057,793) ...............................                   2,363,262
                                                                       ----------


                      See notes to financial statements.

UST MASTER VARIABLE SERIES, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS-(CONTINUED)
INTERNATIONAL EQUITY PORTFOLIO
DECEMBER 31, 1995

                                                         NUMBER        MARKET
                                                           OF           VALUE
                                                         SHARES       (NOTE 1)
                                                        --------     ----------
REGISTERED INVESTMENT COMPANIES-3.67%

                                 CHILE-2.19%
Genesis Chile Fund, Ltd. .............................     1,400     $   56,700

                               SOUTH KOREA-1.48%
Schroder Korea Investment Fund .......................     3,000         38,250
                                                                     ----------

  TOTAL REGISTERED INVESTMENT
   COMPANIES
    (Cost $82,650) ...................................                   94,950
                                                                     ----------

                                                                       MARKET
                                                        PRINCIPAL       VALUE
                                                         VALUE        (NOTE 1)
                                                        ---------     ---------
SHORT-TERM DEBT-6.56%

U.S. Treasury Bill, 5.494%, due 01/04/96 .............  $170,000     $  169,941
                                                                     ----------

  TOTAL SHORT-TERM DEBT
   (Cost $169,941) ...................................                  169,941
                                                                     ----------

  TOTAL INVESTMENTS
   (Cost $2,310,384*) ................................    101.52%     2,628,153

Other assets, less liabilities .......................     (1.52)       (39,323)
                                                          ------     ----------

  TOTAL NET ASSETS ...................................    100.00%    $2,588,830
                                                          ======     ==========

                             SECTOR DIVERSIFICATION

                                                         % OF NET      MARKET
                                                          ASSETS       VALUE
                                                         --------    ----------
Telecommunications ...................................     11.69     $  302,685
Banking ..............................................      9.78        253,257
Real Estate ..........................................      6.62        171,027
U.S. Government Obligations ..........................      6.56        169,941
Manufacturing - Diversified ..........................      6.08        157,372
Chemicals & Plastics .................................      5.41        140,161
Pharmaceuticals ......................................      5.00        129,423
Utilities ............................................      4.51        116,663
Oil & Gas - Integrated ...............................      3.94        101,917
Electronics ..........................................      3.80         98,472
Investment Companies .................................      3.67         94,950
Financial Services ...................................      3.23         83,704
Engineering & Construction ...........................      3.20         82,907
Metals & Mining ......................................      3.19         82,640
Retail Stores ........................................      3.16         81,874
Transportation .......................................      2.95         76,355
Forest Products & Paper ..............................      2.33         60,301
Publishing & Printing ................................      2.10         54,288
Insurance ............................................      1.99         51,553
Retail - Food & Drug .................................      1.99         51,488
Food Processing ......................................      1.93         49,904
Broadcast Media & Cable TV ...........................      1.91         49,442
Aerospace & Defense ..................................      1.85         47,871
Office Equipment .....................................      1.69         43,819
Building Materials ...................................      1.68         43,612
Auto, Trucks & Parts .................................      1.26         32,527
                                                          ------     ----------

Total Investment Portfolio ...........................    101.52      2,628,153
Other Assets, less liabilities .......................     (1.52)       (39,323)
                                                          ------     ----------

Total Net Assets .....................................    100.00     $2,588,830

-----------
* Aggregate cost for Federal income tax purposes.

                       See notes to financial statements.

UST MASTER VARIABLE SERIES, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
INTERNATIONAL BOND PORTFOLIO
DECEMBER 31, 1995

                                                                        MARKET
                                                     PRINCIPAL          VALUE
                                       CURRENCY        VALUE           (NOTE 1)
                                       --------      ---------         --------
FOREIGN DEBT-87.62%

                                  CANADA-2.61%
Canada, Government, 9.000%,
 due 12/01/04 ..................         CAD           100,000       $   82,783
                                                                     ----------
                                  DENMARK-5.66%
Kingdom of Denmark, 7.000%,
 due 12/15/04 ..................         DKK         1,000,000          179,725
                                                                     ----------
                                 FRANCE-23.12%
France O.A.T., 8.250%,
 due 02/27/04 ..................         FRF           500,000          113,408
France O.A.T., 8.500%,
 due 03/15/02 ..................         XEU           100,000          140,641
France O.A.T., 9.500%,
 due 04/25/00 ..................         XEU           100,000          144,003
France O.A.T., 5.500%,
 due 04/25/04 ..................         FRF           500,000           95,577
France O.A.T., 5.000%,
 due 03/16/99 ..................         XEU           100,000          125,593
France O.A.T., 8.500%,
 due 04/25/23 ..................         FRF           500,000          115,586
                                                                     ----------
                                                                        734,808
                                                                     ----------
                                 GERMANY-23.05%
Bayerische Hypo Bank, 6.000%,
 due 10/28/99 ..................         GBP           100,000          150,039
Bundes Deutschland, 6.250%,
 due 01/04/24 ..................         DEM           200,000          130,170
Bundes Deutschland, 7.500%,
 due 11/11/04 ..................         DEM           250,000          192,391
Dresdner Bank, 6.000%,
 due 12/07/99 ..................         GBP           100,000          150,039
Treuhandanstalt, 6.750%,
 due 05/13/04 ..................         DEM           150,000          109,953
                                                                     ----------
                                                                        732,592
                                                                     ----------

                                   ITALY-14.26%
Italy-Global Bond, 3.500%,
 due 08/20/01 ..................         JPY        20,000,000          203,099
Republic of Italy, 9.500%,
 due 12/01/99 ..................         ITL       250,000,000          154,438
Republic of Italy, 10.500%,
 due 04/01/00 ..................         ITL       150,000,000           95,443
                                                                     ----------
                                                                        452,980
                                                                     ----------

                                  JAPAN-11.02%
Asian Development Bank,
 3.125%, due 06/29/05 ..........         JPY        10,000,000           96,702
Kobe City, 9.500%,
 due 10/20/04 ..................         GBP            50,000           85,501
Metropolis of Tokyo, 7.875%,
 due 10/13/04 ..................         USD           150,000          168,000
                                                                     ----------
                                                                        350,203
                                                                     ----------
                                  SPAIN-3.53%
Spanish Government, 8.000%,
 due 05/30/04 ..................         ESP        15,000,000          112,083
                                                                     ----------
                              UNITED KINGDOM-4.37%
European Investment Bank, 6.000%,
 due 11/26/04 ..................         GBP           100,000          138,781
                                                                     ----------
  TOTAL FOREIGN DEBT
   (Cost $2,621,958) ...........                                      2,783,955
                                                                     ----------

SHORT-TERM DEBT-19.81%

U.S. Treasury Bill, 5.494%,
 due 01/04/96 ..................         USD           630,000          629,761
                                                                     ----------
  TOTAL SHORT-TERM DEBT
   (Cost $629,781) .............                                        629,781
                                                                     ----------
  TOTAL INVESTMENTS
   (Cost $3,251,739*) ..........                        107.43%       3,413,736

Other assets, less liabilities .............             (7.43)        (236,264)
                                                        ------       ----------
  TOTAL NET ASSETS .........................            100.00%      $3,177,472
                                                        ======       ==========


Currency Legend
---------------
Canadian dollar ................    CAD
Danish krone ...................    DKK
European currency units ........    XEU
French franc ...................    FRF
Great British pound ............    GBP
German mark ....................    DEM
Italian lira ...................    ITL
Japanese yen ...................    JPY
Spanish peseta .................    ESP
United States dollar ...........    USD

-----------
* Aggregate cost for Federal income tax purposes.

                       See notes to financial statements.

UST MASTER VARIABLE SERIES, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
MONEY PORTFOLIO
DECEMBER 31, 1995

                                                         NUMBER        MARKET
                                                           OF           VALUE
                                                         SHARES       (NOTE 1)
                                                        --------     ----------
REGISTERED INVESTMENT COMPANIES-2.42%

Dreyfus Treasury Prime Cash Management
 Fund (Cost $25,440) ..............................       25,440   $   25,440
                                                                   ----------
SHORT-TERM DEBT-97.38%
                                                        PRINCIPAL
                                                          VALUE
                                                        ---------

                  U.S. GOVERNMENT & AGENCY OBLIGATIONS-92.62%

Federal National Mortgage Assoc., 5.450%,
 due 01/17/96 .....................................     $200,000   $  199,455
Federal Farm Cr. Bank, 5.530%, due 01/11/96 .......      200,000      199,631
Federal Home Loan Bank, 5.650%,
 due 01/08/96 .....................................      200,000      199,718
Federal Home Loan Mtg. Corp., 5.550%,
 due 01/16/96......................................      125,000      124,672
U.S. Treasury Note, 5.500%, due 04/30/96 ..........      250,000      250,308
                                                                   ----------
                                                                      973,784
                                                                   ----------

                             COMMERCIAL PAPER-4.76%
Ford Motor Credit Co., 5.740%,
 due 01/08/98 .....................................       50,000       50,000
                                                                   ----------

 TOTAL SHORT-TERM DEBT
  (Cost $1,023,784) ...............................                 1,023,784
                                                                   ----------

 TOTAL INVESTMENTS
  (Cost $1,049,224*) ..............................        99.80%   1,049,224

Other assets, less liabilities ....................         0.20%       2,101
                                                        --------   ----------

 TOTAL NET ASSETS .................................       100.00%  $1,051,325
                                                        ========   ==========

---------
*Aggregate cost for Federal income tax purposes

                       See notes to financial statements.

WUST MASTER VARIABLE SERIES, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995

                                                               INTERMEDIATE-
                                                     EARLY          TERM
                                                      LIFE        MANAGED       MANAGED   INTERNATIONAL  INTERNATIONAL
                                          EQUITY     CYCLE         INCOME       INCOME        EQUITY          BOND         MONEY
                                        PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO
                                       ----------  ----------  -------------  ----------  -------------  -------------  ----------
ASSETS:
Investments, at cost-see
 accompanying portfolios ...........  $1,568,893   $1,173,484    $1,066,846    $1,081,806    $2,310,384     $3,251,739   $1,049,224
                                      ==========   ==========    ==========    ==========    ==========     ==========   ==========

Investments, at value (Note 1) .....  $2,059,500   $1,309,231    $1,136,260    $1,143,274    $2,628,153     $3,413,736   $1,049.224
Cash and currencies.................         249        1,084            45                       3,381          8,311
Receivable for investment income....         368          817        13,600        15,518        11,365         71,562        2,652
Deferred organization costs
  (Note 5) .........................      11,601       11,601        11,601        11,601        11,601         11,601       11,601
                                       ---------    ---------     ---------    ----------     ---------     ----------    ---------
  Total Assets.....................    2,071,718    1,322,733     1,161,506     1,170,393     2,654,500      3,505,210    1,063,477

LIABILITIES:
NET payable for capital sharesz
 redeemed...........................       1,137          238                                        93
Payable for dividends declared .....      35,849       14,125        79,847        93,053        50,928        312,871          144
Accrued administrative fees ........         328          207           136           137           618            823           83
Accrued expenses ...................       1,534          798           498           801         2,430          2,443          324
Organization costs payable
  (Note 5) .........................      11,601       11,601        11,601        11,601        11,601         11,601       11,601
                                      ----------    ---------    ----------    ----------     ----------    ----------   ----------

  Total Liabilities ................      50,449       26,969        92,082       105,592        65,670        327,738       12,152
                                      ----------    ----------   ----------    ----------     ----------    ----------   ----------

NET ASSETS .........................  $2,021,269   $1,295,764    $1,069,424    $1,064,801    $2,588,830     $3,177,472   $1,051,325
                                      ==========   ==========    ==========    ==========    ==========     ==========   ==========

NET ASSETS consist of:
 Accumulated net investment loss ...                                                         $   (9,768)
Accumulated net realized gain (loss)
 from investments...................  $   10,268   $   40,590                  $    3,323       (14,598)   $     4,880   $       (1)
Accumulated net realized gain (loss)
 from foreign currency transactions                                                                (166)        10,669
 (Note 1))..........................
Unrealized appreciation on
 investments and translation of
 assets and liabilities in foreign
 currencies.........................     490,607      135,747     $  69,414        61,468       317,747        161,913
Par value (Note 4)..................         139          110           100           100           229            300        1,051
Paid-in capital in excess of par
 value..............................   1,520,255    1,119,317       999,910       999,910     2,295,386      2,999,710    1,050,275
                                       ---------   ----------    ----------    ----------    ----------    ----------   ----------
   Total Net Assets ................  $2,021,269   $1,295,764    $1,069,424    $1,064,801    $2,588,830     $3,177,472   $1,051,325
                                      ==========   ==========    ==========    ==========    ==========     ==========   ==========

Shares of Common Stock
 Outstanding (par value $.001,
 1,000,000,000 shares authorized) ..     139,043      110,303      100,001        100,001       229,277        300,001    1,051,326
                                      ==========   ==========   ==========      =========    ==========     ==========    ==========

Net asset value, offering and
 redemption price per share ........  $    14.54   $    11.75   $    10.69     $    10.65    $    11.29     $    10.59   $     1.00
                                      ==========    ==========   ==========    ===========     ==========   ===========   ==========


                       See notes to financial statements.

UST MASTER VARIABLE SERIES, INC.
STATEMENT OF OPERATIONS
FOR THE PERIOD JANUARY 17, 1995 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1995

                                                                 INTERMEDIATE-
                                                        EARLY        TERM
                                                        LIFE        MANAGED     MANAGED   INTERNATIONAL INTERNATIONAL
                                           EQUITY       CYCLE       INCOME      INCOME       EQUITY         BOND        MONEY
                                          PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                          ---------   ---------    ---------   ---------- ------------- ------------- ---------
INVESTMENT INCOME:
  Interest Income .....................  $   3,902    $   4,332    $  73,367    $  75,661   $  11,482    $ 236,937    $  57,401
  Dividend Income .....................      7,514        5,719                                58,498
  Less: Foreign taxes withheld ........                                                        (5,870)      (2,727)
                                         ---------    ---------    ---------    ---------   ---------    ---------    ---------
    TOTAL INCOME ......................     11,416       10,051       73,367       75,661      64,110      234,210       57,401
                                         ---------    ---------    ---------    ---------   ---------    ---------    ---------
EXPENSES:
  Investment advisory fees (Note 2) ...     10,117        6,673        3,583        7,690      22,950       27,893        2,468
  Administration fees (Note 2) ........      2,698        2,224        1,536        1,538       6,885        9,298          987
  Audit fees ..........................      6,277        5,367        5,013        5,022      11,198       15,153        4,880
  Legal fees ..........................      8,297        6,449        5,812        5,821      13,056       17,592        5,595
  Security valuation ..................      3,260        2,744        2,548        2,552       5,702        7,708        2,471
  Custodian fees ......................      1,883        2,480        1,430        1,523       2,643        2,894        3,991
  Shareholder reports .................        918          940          928          929       2,056        2,799          917
  Directors' fees and expenses ........      2,595        2,145        1,979        1,982       4,433        5,988        1,912
  Amortization of deferred
    organization costs (Note 5) .......      2,721        2,721        2,721        2,721       2,721        2,721        2,721
  Miscellaneous expenses ..............        148          133          125          126         282          379          123
  Fees waived by Advisor
    (Note 2) ..........................    (10,117)      (6,673)      (3,583)      (7,690)    (22,950)     (27,893)      (2,468)
  Expenses reimbursed by Advisor
    (Note 2) ..........................    (13,284)     (14,194)     (14,721)     (11,448)    (14,259)     (21,143)     (18,563)
                                         ---------    ---------    ---------    ---------   ---------    ---------    ---------
    TOTAL EXPENSES ....................     15,513       11,009        7,371       10,766      34,717       43,389        5,034
                                         ---------    ---------    ---------    ---------   ---------    ---------    ---------
NET INVESTMENT INCOME (LOSS) ..........     (4,097)        (958)      65,996       64,895      29,393      190,821       52,367
                                         ---------    ---------    ---------    ---------   ---------    ---------    ---------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY (Note 1):
  Net realized gain (loss):
    Security transactions .............     50,214       55,673       13,851       31,481      (8,728)      99,003           (1)
    Foreign currency transactions......                                                         5,731       38,596
                                         ---------    ---------    ---------    ---------   ---------    ---------    ---------
Total net realized gain (loss) ........     50,214       55,673       13,851       31,481      (2,997)     137,599           (1)

Change in unrealized
  appreciation on investments
  and translation of assets and
  liabilities in foreign currencies ...    490,607      135,747       69,414       61,468     317,747      161,913
                                         ---------    ---------    ---------    ---------   ---------    ---------    ---------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY ....................    540,821      191,420       83,265       92,949     314,750      299,512           (1)
                                         ---------    ---------    ---------    ---------   ---------    ---------    ---------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ...........  $ 536,724    $ 190,462    $ 149,261    $ 157,844   $ 344,143    $ 490,333    $  52,366
                                         =========    =========    =========    =========   =========    =========    =========

                       See notes to financial statements.

UST MASTER VARIABLE SERIES, INC.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD JANUARY 17, 1995 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1995

                                                                INTERMEDIATE-
                                                      EARLY         TERM
                                                      LIFE         MANAGED      MANAGED    INTERNATIONAL  INTERNATIONAL
                                        EQUITY        CYCLE        INCOME       INCOME        EQUITY          BOND         MONEY
                                       PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                       ---------    ---------     ---------    ----------  -------------  -------------  ---------

Net investment income (loss) .......  $   (4,097)  $     (958)  $   65,996   $   64,895   $    29,393    $   190,821    $   52,367
Net realized gain (loss) on
  security transactions ............      50,214       55,673       13,851       31,481        (8,728)        99,003            (1)
Net realized gain from foreign
  currency transactions ............                                                            5,731         38,596
Change in unrealized appreciation
  on investments and translation of
  assets and liabilities in foreign
  currencies during the year .......     490,607      135,747       69,414       61,468       317,747        161,913
                                      ----------   ----------   ----------   ----------   -----------    -----------    ----------
Net increase in net assets
  resulting from operations ........     536,724      190,462      149,261      157,844       344,143        490,333        52,366

Distributions to shareholders:
  From net investment income .......                               (65,996)     (64,895)      (29,393)      (190,821)      (52,367)

In excess of net investment income .                                                          (10,343)       (37,550)

From capital gains .................     (35,849)     (14,125)     (13,851)     (28,158)                     (84,500)

In excess of capital gains .........                                                          (11,192)

Increase in net assets from fund
  share transactions (Note 4) ......   1,520,384    1,119,417    1,000,000    1,000,000     2,295,605      3,000,000     1,051,316
                                      ----------   ----------   ----------   ----------   -----------    -----------    ----------
Net increase in net assets .........   2,021,259    1,295,754    1,069,414    1,064,791     2,588,820      3,177,462     1,051,315

NET ASSETS:
Beginning of Period ................          10           10           10           10            10             10            10
                                      ----------   ----------   ----------   ----------   -----------    -----------    ----------
End of Period ......................  $2,021,269   $1,295,764   $1,069,424   $1,064,801   $ 2,588,830    $ 3,177,472    $1,051,325
                                      ==========   ==========   ==========   ==========   ===========    ===========    ==========
Accumulated net investment
  income (loss) ....................  $        0   $        0   $        0   $        0   $    (9,934)   $    10,669    $        0
                                      ==========   ==========   ==========   ==========   ===========    ===========    ==========

                       See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                        UST MASTER VARIABLE SERIES, INC.
                                DECEMBER 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES

UST Master Variable Series, Inc. ("Master Variable Series") was incorporated under the laws of the State of Maryland on April 29, 1994 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a open-end management investment company. Master Variable Series was established to provide a vehicle for the investment of assets of various separate accounts of Chubb Life Insurance Company of America ("Chubb Life") and its affiliated life insurance companies supporting variable annuity contracts. The Fund currently has seven investment series, each issuing a separate series of shares (the "Portfolios"): Equity Portfolio, Early Life Cycle Portfolio, Intermediate-Term Managed Income Portfolio, Managed Income Portfolio, International Equity Portfolio, International Bond Portfolio and Money Portfolio. Certain Portfolios may not be available in all states. Shares of the Portfolios are not offered to the general public but solely to separate accounts of Chubb Life and its affiliated life insurance companies.

It is Master Variable Series' policy, to the extent possible, to maintain a continuous net asset value per share of $1.00 with respect to the Money Portfolio. The Money Portfolio has adopted certain investment portfolio, valuation and dividend distribution policies to enable it to do so. However, there can be no assurance that the net asset value per share of the Money Portfolio will not vary. The net asset values per share of the other Portfolios will fluctuate as the market values of their portfolio securities change in response to market factors.

The following is a summary of significant accounting policies for the Equity Portfolio, the Early Life Cycle Portfolio, the Intermediate-Term Managed Income Portfolio, the Managed Income Portfolio, the International Equity Portfolio, the International Bond Portfolio and the Money Portfolio:

   (a) PORTFOLIO VALUATION:

Money Portfolio: Securities are valued at amortized cost. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

Equity Portfolio, Early Life Cycle Portfolio, Intermediate-Term Managed Income Portfolio, Managed Income Portfolio, International Equity Portfolio and International Bond Portfolio: Investments in securities that are traded on a domestic stock exchange are valued at the last sale price on the exchange on which securities are primarily traded or at the last sale price on the national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and ask prices ( as calculated by an independent pricing service (the "Service") based upon its evaluation of the market for such securities) when, in the judgement of the Service, quoted bid prices for securities are readily available and are representative of the bid side of the market.

Investment securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then a fair value of those securities will be determined by consideration of other factors under the direction of the UST Master Variable Series' Board of Directors (the "Board"). A security which is traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market on which the security is traded. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Directors. Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and other assets for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by the Board.

Forward foreign currency exchange contracts: The International Equity and International Bond Portfolios' participation in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of the Portfolio generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risk may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains or losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

   (b) SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, including where applicable, amortization of discount on investments, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolios become aware of the dividend.

   (c) REPURCHASE AGREEMENTS:

Master Variable Series may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and Master Variable Series' agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Master Variable Series' custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value greater than 100% of the repurchase price (including accrued interest).

If the value of the underlying security, including accrued interest, falls below the value of 100% of the repurchase price plus accrued interest, Master Variable Series will require the seller to deposit the additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio of Master Variable Series to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

   (d) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income are declared and paid daily for the Money Portfolio and declared and paid annually for the Equity Portfolio, the Early Life Cycle Portfolio, the Intermediate-Term Managed Income Portfolio, the Managed Income Portfolio, the International Equity Portfolio and the International Bond Portfolio. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies and deferral of losses on wash sales and post-October losses.

In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gains and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

   (e) FEDERAL TAXES:

It is the policy of Master Variable Series that each Portfolio intends to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

At December 31, 1995, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

                                                    TAX BASIS       TAX BASIS          NET
                                                    UNREALIZED      UNREALIZED      UNREALIZED
                                                   APPRECIATION    DEPRECIATION    APPRECIATION
                                                   ------------    ------------    ------------
Equity Portfolio ..............................      $556,938        $ 66,331        $490,607
Early Life Cycle Portfolio ....................       238,204         102,457         135,747
Intermediate-Term Managed Income Portfolio ....        69,414            --            69,414
Managed Income Portfolio ......................        61,468            --            61,468
International Equity Portfolio ................       358,508          40,739         317,769
International Bond Portfolio ..................       183,652          21,655         161,997

At December 31, 1995, the International Equity Portfolio had an unrealized foreign currency loss of $22, and the International Bond Portfolio had an unrealized foreign currency gain of $84. Also, the Money Portfolio had a realized capital loss of $1, for Federal income tax purposes, which is available to offset future realized capital gains, and expires in 2003.

In addition, during the period from November 1, 1995 through December 31, 1995, the International Equity Portfolio incurred foreign currency losses of $166 and capital losses of $14,598 that are treated for Federal income tax purposes as if they had occurred on January 1, 1996. Accordingly, the Portfolio made distributions, as required by Internal Revenue Code Regulations, in excess of amounts recognized for financial reporting purposes.

The International Equity Portfolio had investments in passive foreign investment companies during the period which were marked to market for Federal tax purposes. Distributions of $9,768 were declared based upon this mark to market adjustment, resulting in distributions in excess of net investment income for financial statement purposes.

   (f) EXPENSE ALLOCATION:

Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated to the respective Portfolios based on average net assets.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

United States Trust Company of New York ("U.S. Trust") serves as the investment adviser to Master Variable Series. Foreign and Colonial Asset Management ("FACAM") serves as the sub-adviser to International Equity Portfolio and International Bond Portfolio. For services provided and expenses assumed pursuant to the Investment Advisory Agreement, the Investment Adviser is entitled to be paid a fee, computed daily and paid monthly, at the annual rate of: .75% of the average daily net assets of the Equity Portfolio; .60% of the average daily net assets of the Early Life Cycle Portfolio; .35% of the average daily net assets of the Intermediate-Term Managed Income Portfolio; .75% of the average daily net assets of the Managed Income Portfolio; 1.00% of the average daily net assets of the International Equity Portfolio; .90% of the average daily net assets of the International Bond Portfolio; and .25% of the average daily net assets of the Money Portfolio. FACAM is entitled to receive from U.S. Trust (and not from the International Equity Portfolio or International Bond Portfolio) an annual fee, computed and paid quarterly, at the annual rate of
 .70% of the average daily net assets of the International Equity Portfolio and International Bond Portfolio. From time to time, the Investment Adviser or Sub-Adviser may waive (either voluntarily or pursuant to applicable state expense limitations) all or a portion of the advisory fees payable to it by a Portfolio and may also reimburse the Portfolio for a portion of other expenses, which waiver may be terminated at any time.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS (CONTINUED):

Chubb Investment Advisory Corporation serves as the Administrator for the Master Variable Series and provides the Portfolios with general administrative and operational assistance, including accounting services. For the services provided to the portfolios of Master Variable Series, the Administrator is entitled to annual fees, computed daily and paid monthly, based on the average daily net assets of each Portfolio as follows:

                                                     1ST $75      NEXT $75     OVER $150
                                                     MILLION      MILLION       MILLION
                                                     -------      --------     ---------
Equity Portfolio ................................     .20%         .175%         .15%
Early Life Cycle Portfolio ......................     .20%         .175%         .15%
Intermediate-Term Managed Income Portfolio ......     .15%         .125%.        .10%
Managed Income Portfolio ........................     .15%         .125%         .10%
International Equity Portfolio ..................     .30%         .275%         .25%
International Bond Portfolio ....................     .30%         .275%         .25%
Money Portfolio .................................     .10%         .075%         .05%

Chubb Investment Advisory Corporation also serves as transfer and dividend disbursing agent for Master Variable Series.

The Portfolios bear the expenses incurred in their operations, including annual fees paid to the Administrator, and pay for brokerage fees and commissions in connection with the purchase of portfolio securities. Until further notice, the Investment Adviser intends to voluntarily waive investment advisory fees, and, if necessary, reimburse Portfolio expenses (including Administrator fees), to the extent necessary for each of the Portfolios to maintain annual expense ratios of not more than 1.15% for the Equity Portfolio; 0.99% for the Early Life Cycle Portfolio; 0.72% for the Intermediate-Term Managed Income Portfolio; 1.05% for the Managed Income Portfolio; 1.50% for the International Equity Portfolio; 1.40% for the International Bond Portfolio; and 0.51% for the Money Portfolio.

For the period ended December 31, 1995, U.S. Trust has waived and reimbursed expenses as set forth below:

Equity Portfolio ...............................       $23,401
Early Life Cycle Portfolio .....................        20,867
Intermediate-Term Managed Income Portfolio .....        18,304
Managed Income Portfolio .......................        19,138
International Equity Portfolio .................        37,209
International Bond Portfolio ...................        49,036
Money Portfolio ................................        21,031

Each Director of Master Variable Series receives an annual fee of $3,000, plus a meeting fee of $500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $2,000. Officers and directors, deemed to be affiliated or "interested parties" under the Act, of the Master Variable Series and who are also affiliated with the administrator receive no compensation from the Master Variable Series for their services.

3. PURCHASE AND SALES OF SECURITIES

Purchases and sales of securities, excluding short-term investments, for the portfolios aggregated:

                                                 PURCHASES         SALES
                                                 ---------         -----
Equity Portfolio                                 $1,745,798      $  237,158
Early Life Cycle Portfolio                        1,461,854         426,043
Intermediate-Term Managed Income Portfolio        2,052,129       1,132,319
Managed Income Portfolio                          3,293,060       2,305,346
International Equity Portfolio                    2,377,923         229,062
International Bond Portfolio                      5,669,929       3,168,136

4. COMMON STOCK

Authorized capital for the Master Variable Series Portfolios is 1,000,000,000 shares. Each share has a par value of $.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of the Master Variable Series Board of Directors.

                                                EQUITY PORTFOLIO
                                            --------------------------
                                            For the period January 17,
                                            through December 31, 1995
                                            --------------------------
                                            Shares             Dollars
                                            ------             -------
Sold ....................................   139,145          $1,521,837
Issued as reinvestment of dividends .....     --                  --
Redeemed ................................      (103)             (1,453)
                                            -------          ----------
Net Increase ............................   139,042          $1,520,384
                                            =======          ==========


                                            EARLY LIFE CYCLE PORTFOLIO
                                            --------------------------
                                            For the period January 17,
                                            through December 31, 1995
                                            --------------------------
                                            Shares             Dollars
                                            ------             -------
Sold ....................................   110,335          $1,119,800
Issued as reinvestment of dividends .....     --                  --
Redeemed ................................       (33)               (383)
                                            -------          ----------
Net Increase ............................   110,302          $1,119,417
                                            =======          ==========


                                                INTERMEDIATE-TERM
                                             MANAGED INCOME PORTFOLIO
                                            --------------------------
                                            For the period January 17,
                                            through December 31, 1995
                                            --------------------------
                                            Shares             Dollars
                                            ------             -------
Sold ....................................   100,000          $1,000,000
Issued as reinvestment of dividends .....     --                  --
Redeemed ................................     --                  --
                                            -------          ----------
Net Increase ............................   100,000          $1,000,000
                                            =======          ==========


                                             MANAGED INCOME PORTFOLIO
                                            --------------------------
                                            For the period January 17,
                                            through December 31, 1995
                                            --------------------------
                                            Shares             Dollars
                                            ------             -------
Sold ....................................   100,000          $1,000,000
Issued as reinvestment of dividends .....     --                  --
Redeemed ................................     --                  --
                                            -------          ----------
Net Increase ............................   100,000          $1,000,000
                                            =======          ==========

                                           INTERNATIONAL EQUITY PORTFOLIO
                                           ------------------------------
                                             For the period January 17,
                                             through December 31, 1995
                                           ------------------------------
                                           Shares                 Dollars
                                           ------                 -------
Sold ..................................    229,292              $2,295,775
Issued as reinvestment of dividends ...      --                      --
Redeemed ..............................        (16)                   (170)
                                           -------              ----------
Net Increase ..........................    229,276              $2,295,605
                                           =======              ==========


                                            INTERNATIONAL BOND PORTFOLIO
                                            ----------------------------
                                             For the period January 17,
                                             through December 31, 1995
                                            ----------------------------
                                            Shares               Dollars
                                            ------               -------
Sold ..................................     300,000             $3,000,000
Issued as reinvestment of dividends ...       --                     --
Redeemed ..............................       --                     --
                                            -------             ----------
Net Increase ..........................     300,000             $3,000,000
                                            =======             ==========


                                                  MONEY PORTFOLIO
                                             --------------------------
                                             For the period January 17,
                                              through December 31, 1995
                                             --------------------------
                                             Shares             Dollars
                                             ------             -------
Sold ..................................     1,350,009          $1,350,000
Issued as reinvestment of dividends ...        52,098              52,098
Redeemed ..............................      (350,782)           (350,782)
                                            ---------          ----------
Net Increase ..........................     1,051,325          $1,051,316
                                            =========          ==========

5. ORGANIZATION COSTS

Costs in connection with the initial organization of the Portfolios, including the fees for registering and qualifying their shares for distribution under Federal and state securities regulations are being amortized on the straight-line basis over a period of five years from the dates on which each Portfolio commenced operations.

6. SUBSEQUENT EVENT

On February 9, 1996 the Board of Directors of the Master Variable Series approved a resolution to deregister and dissolve the Master Variable Series pursuant to the Investment Company Act of 1940 and Securities Act of 1933, subject to Security and Exchange Commission and shareholder approval. The deregistration and dissolution is expected to be completed in April 1996.

UST MASTER VARIABLE SERIES, INC.
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period
January 17, 1995 (Commencement of Operations) to December 31, 1995

                                                                   INTERMEDIATE-
                                                         EARLY        TERM
                                                         LIFE         MANAGED     MANAGED    INTERNATIONAL  INTERNATIONAL
                                           EQUITY        CYCLE        INCOME      INCOME        EQUITY          BOND         MONEY
                                          PORTFOLIO    PORTFOLIO     PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                          ---------    ---------     ---------   ----------  -------------  -------------  ---------
Net asset value, beginning of
  period .............................   $    10.00   $    10.00    $    10.00   $    10.00    $    10.00   $    10.00   $     1.00

INCOME FROM INVESTMENT
  OPERATIONS
    Net investment income (loss) .....        (0.03)       (0.01)         0.66         0.65          0.13         0.64         0.05
    Net gains on securities (both
    realized and unrealized) .........         4.83         1.89          0.83         0.93          1.38         0.99
                                         ----------   ----------    ----------   ----------    ----------   ----------   ----------
    Total from investment
      operations .....................         4.80         1.88          1.49         1.58          1.51         1.63         0.05
                                         ----------   ----------    ----------   ----------    ----------   ----------   ----------
LESS DISTRIBUTIONS TO
  SHAREHOLDERS
  Dividends from net
    investment income ................                                   (0.66)       (0.65)        (0.13)       (0.64)       (0.05)
  Dividends in excess of net
    investment income ................                                                              (0.04)       (0.12)
  Dividends from capital
    gains ............................        (0.26)       (0.13)        (0.14)       (0.28)                     (0.28)
  Dividends in excess of
   capital gains .....................                                                              (0.05)
                                         ----------   ----------    ----------   ----------    ----------   ----------   ----------
  Total distributions ................        (0.26)       (0.13)        (0.80)       (0.93)        (0.22)       (1.04)       (0.05)
                                         ----------   ----------    ----------   ----------    ----------   ----------   ----------
Net asset value, end of period . .....   $    14.54   $    11.75    $    10.69   $    10.65    $    11.29   $    10.59   $     1.00
                                         ==========   ==========    ==========   ==========    ==========   ==========   ==========
Total Return (B) .....................        47.95%       18.75%        14.93%       15.78%        15.13%       16.34%        5.20%
Ratios to Average Net Assets:
  (Annualized)
  Expenses (C) .......................         1.15%        0.99%         0.72%        1.05%         1.50%        1.40%        0.51%
  Net investment income ..............        (0.30%)      (0.09%)        6.41%        6.29%         1.27%        6.12%        5.27%
Portfolio Turnover Rate ..............        17.01%       38.10%       120.78%      236.72%         9.71%      125.43%      N/A
Net Assets, At End of Period .........   $2,021,269   $1,295,764    $1,069,424   $1,064,801    $2,588,830   $3,177,472   $1,051,325

(A) The per share amounts which are shown have been computed based on the average number of shares outstanding during the period.

(B) Total return assumes reinvestment of all dividends during the period and does not reflect deduction of account fees and charges. Investment returns and principal values will fluctuate and shares, when redeemed, may be worth more or less than the original cost. The total return figures have not been annualized.

(C) All advisory fees have been waived for the period and other expenses of the Funds have been assumed in part by U.S. Trust Company of New York. Had the fees not been waived and expenses not been assumed, the ratios of expenses to average net assets would have been 2.87% for the Equity Portfolio, 2.85% for the Early Life Cycle Portfolio, 2.50% for the Intermediate-Term Managed Income Portfolio, 2.91% for the Managed Income Portfolio, 3.11% for the International Equity Portfolio, 2.97% for the International Bond Portfolio and 2.63% for the Money Portfolio. In addition, the ratios of net income before waivers and assumptions to average net assets would have been (2.02%) for the Equity Portfolio, (1.95%) for the Early Life Cycle Portfolio, 4.63% for the Intermediate-Term Managed Income Portfolio, 4.43% for the Managed Income Portfolio, (.34%) for the International Equity Portfolio, 4.55% for the International Bond Portfolio and 3.15% for the Money Portfolio.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders
UST Master Variable Series, Inc.

We have audited the accompanying statement of assets and liabilities of the UST Master Variable Series, Inc. (the "Master Variable Series", comprising, respectively, the Equity Portfolio, Early Life Cycle Portfolio, Intermediate-Term Managed Income Portfolio, Managed Income Portfolio, International Equity Portfolio, International Bond Portfolio and Money Portfolio), including the related schedules of portfolio investments, as of December 31, 1995, and the related statement of operations, statement of changes in net assets, and the financial highlights for the period from January 17, 1995 (Commencement of Operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Master Variable Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the UST Master Variable Series, Inc. at December 31, 1995, the results of their operations, the changes in their net assets and the financial highlights for the period from January 17, 1995 (Commencement of Operations) to December 31, 1995, in conformity with generally accepted accounting principles.

                                          /s/ Ernst & Young LLP
                                          -----------------------------
                                          Ernst & Young LLP

Boston, Massachusetts
February 16, 1996